Class A Ordinary Shares Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of class A ordinary shares subject to possible redemption
The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross proceeds	$325,000,000
Less:
Fair value of Public Warrants at issuance	(9,880,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,947,372)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	27,827,372

Class A ordinary shares subject to possible redemption as of December 31, 2021	325,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	143,799

Class A ordinary shares subject to possible redemption as of June 30, 2022	$325,143,799

Gross proceeds	$325,000,000
Less:
Fair value of Public Warrants at issuance	(9,880,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,947,372)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	27,827,372

Class A ordinary shares subject to possible redemption	$325,000,000